Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of composition of inventory balances

	2025 £m	2024 £m
Raw materials and consumables	242	236
Work in progress	7	26
Finished goods	776	928
Total	1,025	1,190